Supplement dated May 1, 2021 to Prospectuses dated May 1, 2021
Prospectus Form #
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CH (5/21)	S-6725 CH (5/21)
RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CH (5/21)	S-6715 CH (5/21)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019)	S-6594 CH (5/21)	S-6595 CH (5/21)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CH (5/21)	S-6517 CH (5/21)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CH (5/21)	140464 CH (5/21)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
I. Effective on May 24, 2021, no additional purchase payments are allowed for contracts with application sign dates before 3/30/2020 with the following SecureSource riders: SecureSource Stages 2, SecureSource 3, SecureSource 4, SecureSource 4 Plus, SecureSource Core and SecureSource Core Plus subject to certain exceptions listed below.
Certain exceptions apply for Qualified annuities and the following additional purchase payments will be allowed on or after May 24, 2021:
•	Current tax year contributions for Tax Sheltered Annuities (TSA) under Section 403(b) of the Internal Revenue Code of 1986 (the Code) and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the Internal Revenue Service (IRS).
•	Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSA and 401(a). This annual limit applies to Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs and Simplified Employee Pension IRA (SEP) plans.
II. For contracts issued in New York with the SecureSource Stages NY, SecureSource 3 NY, SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource Core NY and SecureSource Core Plus NY optional riders, the following applies:
The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) this is a qualified annuity where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.
For contracts with applications signed before 3/30/2020: These restrictions are being waived through 5/23/2021 and We will accept additional purchase payments up to the maximum purchase payments permitted. Effective 5/24/2021, no additional purchase payments will be allowed except for certain purchase payments for qualified annuities:
•	Current tax year contributions for Tax Sheltered Annuities (TSA) under Section 403(b) of the Internal Revenue Code of 1986 (the Code) and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the Internal Revenue Service (IRS).
•	Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSA and 401(a). This annual limit applies to Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs and Simplified Employee Pension IRA (SEP) plans.
•	We are waiving only the $100,000 total additional purchase payment restriction for qualified annuities.

For contract with applications signed on or after 3/30/2020: These restrictions are being waived until further notice and We will accept additional purchase payments up to the maximum purchase payments permitted.
III. For all contracts, if approved by us, the limitations do not apply to Tax Free Exchange, rollover and transfer requests received before May 24, 2021 (even if the payment is received after the 5/24/2021 effective date).
We reserve the right to change these current rules any time, subject to state restrictions.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-35 A (05/21)
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